Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	90	136	4	47	74	22	7	380
Additional provisions (See Note 4)	30	14	—	4	3	34	90	175
Provisions released (See Note 4)	(20)	—	—	(1)	—	—	(2)	(23)
Utilisation and other	(10)	(12)	(4)	(2)	—	(17)	(90)	(135)
At 30 June 2023	90	138	—	48	77	39	5	397